Intangible Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Intangible Assets [Abstract]
Schedule of intangible exploration and evaluation assets

The following table reconciles the changes in TransGlobe's exploration and evaluation assets:

($000s)	2020	2019
Balance, beginning of year	33,706	36,266
Additions to exploration and evaluation assets	337	5,377
Impairment loss	(33,459)	(7,937)
Balance, end of year	584	33,706